MARKETABLE SECURITIES (Details Narrative)	1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 16, 2018 USD ($) shares	May 17, 2018 USD ($) shares	May 17, 2018 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2019	Jun. 30, 2019
Net unrealized loss on fair value investment				$ 1,678				$ 2,541			$ 2,246
Investement								$ 169,770			$ 183,450
Marketable securities - Divsersa S.A. [Member]
Closing price of shares | $ / shares											$ 5.45
Shares issued as marketable securities | shares											40,000
Stock issued during the period, amount											$ 218,183
Marketable securities - National Bank of Greece [Member]
Closing price of shares | $ / shares								$ 0.40			$ 0.28
Marketable securities								$ 6,696			$ 4,609
Shares issued as marketable securities | shares								16,666			16,666
Marathon Global Inc [Member] | May and July 2018 [Member]
Consideration for the distribution services, shares								$ 5,000,000
Marathon Global Inc [Member] | Share Exchange Agreement [Member]
Gain on exchange of investment	$ 2,092,200	$ 1,953,000	$ 1,953,000
Shares of Marathon transferred by company to KBB | shares	2,500,000
Kaneh Bosm Biotechnology Inc [Member] | Share Exchange Agreement [Member]
Transfer of shares | shares		2,500,000	2,500,000
Kaneh Bosm Biotechnology Inc [Member] | Share Exchange Agreement [Member] | Canadian Securities Exchange [Member]
Exchange of shares | shares		5,000,000	5,000,000
ICC [Member] | Share Exchange Agreement [Member]
Net unrealized loss on fair value investment							$ 0
Investement				$ 0			$ 0	0
Exchange of shares | shares	5,000,000
Description for ownership percentage	The ten million shares of ICC owned by the Company constituted approximately 7% of the 141,219,108 shares of capital stock of KBB then issued and outstanding. The Company does not have the ability to exercise significant influence over ICC.			Since no value was attributed to the 33 1/3% equity ownership interest in Marathon received as consideration for the distribution services	Since no value was attributed to the 33 1/3% equity ownership interest in Marathon received as consideration for the distribution services	Since no value was attributed to the 33 1/3% equity ownership interest in Marathon received as consideration for the distribution services
Additional shares issued, shares | shares				3,000,000			3,000,000
Equity securities - Pancreta Bank [Member]
Additional investments in equity securities				$ 5,729
Equity securities - Pancreta Bank [Member] | Share Exchange Agreement [Member]
Additional investments in equity securities				$ 5,729
ICC [Member] | Share Exchange Agreement [Member]
Net unrealized loss on fair value investment								0
Investement								0			$ 0
Upfront cash received								$ 211,047
Description for ownership percentage	The ten million shares of ICC owned by the Company constituted approximately 7% of the 141,219,108 shares of capital stock of KBB then issued and outstanding. The Company does not have the ability to exercise significant influence over ICC							Since no value was attributed to the 33 1/3% equity ownership interest in Marathon received as consideration for the distribution services, the Company would receive variable consideration in future for its services under the Distribution and Equity Acquisition Agreement	Since no value was attributed to the 33 1/3% equity ownership interest in Marathon received as consideration for the distribution services, the Company would receive variable consideration in future for its services under the Distribution and Equity Acquisition Agreement	Since no value was attributed to the 33 1/3% equity ownership interest in Marathon received as consideration for the distribution services, the Company would receive variable consideration in future for its services under the Distribution and Equity Acquisition Agreement
Additional shares issued, shares | shares								3,000,000			3,000,000
Equity method investment shares acquired | shares	5,000,000
Additional shares issued, amount								$ 0			$ 0
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member]
Equity interest acquired description				a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milest	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milest	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milest		a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milestones	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milestones	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in common shares of the Company if it fails to meet certain performance milestones
Cash received upon gross sales					$ 2,750,000
Gross sales				$ 6,500,000
Upfront cash received					2,000,000				$ 2,000,000
Agreement term								5 years	5 years	5 years
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales One [Member]
Cash received upon gross sales					2,750,000				$ 2,750,000
Gross sales					13,000,000				13,000,000
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales [Member]
Cash received upon gross sales					$ 2,750,000				2,750,000
Gross sales									$ 6,500,000
Cosmo Farmacy LP [Member]
Investement				$ 166,395,000,000			$ 166,395,000,000	$ 169,770,000,000
Cash contributed to limited partner | €						€ 150,000,000,000				€ 150,000
Initial share capital increased | €						500,000,000,000				500,000
Pharmacy license value | €						€ 350,000,000,000				€ 350,000
Maturity period of license				30 years	30 years	30 years		30 years	30 years	30 years
Ownership equity												70.00%	70.00%
Initial share capital | €						€ 150,000,000,000				€ 150,000
Equity ownership remaining												30.00%	30.00%
National Bank of Greece [Member]
Equity method investment shares acquired, value				$ 6,822			6,822	$ 6,696			$ 4,609
Equity method investment shares acquired, shares | shares				16,666	16,666	16,666		16,666	16,666	16,666	16,666
Closing price | $ / shares				$ 0.41				$ 0.40			$ 0.28
National Bank of Greece [Member] | Share Exchange Agreement [Member]
Equity method investment shares acquired, value				$ 6,822			$ 6,822
Equity method investment shares acquired, shares | shares				16,666	16,666	16,666
Closing price | $ / shares				$ 0.41